Pension and Retirement Allowance Plans (Accumulated Benefit Obligations) (Details) In Thousands	Mar. 31, 2011 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] USD ($)	Mar. 31, 2010 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] USD ($)	Mar. 31, 2011 Foreign Plans [Member] JPY (¥)	Mar. 31, 2010 Foreign Plans [Member] JPY (¥)
Accumulated benefit obligations	¥ 270,800,000	$ 3,262,651	¥ 274,259,000	$ 1,962,277	¥ 162,869,000	¥ 166,918,000